NET INTEREST INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and similar income:
Loans and advances to customers	£ 9,024	£ 9,425	£ 8,888
Loans and advances to banks	1,292	1,668	1,865
Reverse repurchase agreements - non-trading	873	987	625
Other	623	641	475
Total interest and similar income	11,812	12,721	11,853
Interest expense and similar charges:
Deposits by customers	(3,911)	(4,411)	(3,283)
Deposits by banks	(418)	(841)	(1,167)
Repurchase agreements - non-trading	(594)	(644)	(538)
Debt securities in issue	(2,290)	(2,301)	(2,024)
Subordinated liabilities	(172)	(193)	(169)
Other	(4)	(5)	(5)
Total interest expense and similar charges	(7,389)	(8,395)	(7,186)
Net interest income	4,423	4,326	4,667
Interest revenue for financial assets measured at fair value through other comprehensive income	274	296	230
Interest expense on derivatives hedging debt issuances	501	762	£ 707
Interest expense on lease liabilities	£ 3	£ 3